Business Combination (Details)	1 Months Ended		12 Months Ended
	Sep. 28, 2020	Mar. 26, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Nov. 27, 2020 CNY (¥)	Nov. 27, 2020 USD ($)
Business Combination (Details) [Line Items]
Business acquisition payment			¥ 1,864,131		$ 285,695
Net of discount			1,830,546		280,548
Business combination, amortization expense			¥ 914,864		140,211
Foreign currency translation adjustment, description			Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB 3,097,741 and RMB (35,434,146) (USD 5,430,604) as of December 31, 2019 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK and VIYI, at December 31, 2019 and 2020 were translated at RMB 1.00 to HKD 1.1163 and to HKD 1.1882, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to HKD 1.1815, HKD 1.1363 and to HKD 1.11245, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman, Skystar and Fe-da Electronics, at December 31, 2019 and 2020 were translated at RMB 1.00 to USD 0.1433 and to USD 0.1533, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to USD 0.1451, USD 0.1450 and to USD 0.1450, respectively.	Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB 3,097,741 and RMB (35,434,146) (USD 5,430,604) as of December 31, 2019 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK and VIYI, at December 31, 2019 and 2020 were translated at RMB 1.00 to HKD 1.1163 and to HKD 1.1882, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to HKD 1.1815, HKD 1.1363 and to HKD 1.11245, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman, Skystar and Fe-da Electronics, at December 31, 2019 and 2020 were translated at RMB 1.00 to USD 0.1433 and to USD 0.1533, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to USD 0.1451, USD 0.1450 and to USD 0.1450, respectively.
Fair value of customer relationship			¥ 27,300,000	$ 4,000,000
Estimated average finite useful lives			4 years	4 years
Fair value of cloud computing technologies			¥ 3,100,000	$ 400,000
Estimated average finite useful lives of technologies			5 years	5 years
Goodwill arising from acquisition			¥ 55,500,000		$ 8,100,000
Amount of revenue			124,413,884	$ 19,067,554
Net income from the acquisition			7,734,713	1,185,415
Unaudited pro forma revenue			478,653,124	73,357,925
Unaudited pro forma net income			¥ 8,956,366	$ 1,372,644
Fe-da Electronics [Member]
Business Combination (Details) [Line Items]
Acquired equity interests percentage	100.00%
Acquisition consideration, description	According to the agreement, acquisition consideration is up to USD 35 million (approximately RMB 228.4 million) to acquire the 100% equity interests of Fe-da Electronics. Pursuant to the amended and supplemented agreement, VIYI is to pay USD 15 million (approximately RMB 97.9 million) in cash, and the remaining cash payments for this acquisition are expected to be made in three installments during the next three years, subject to the fulfilment of certain performance conditions by Fe-da Electronics. The first payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2022 if the net income of Fe-da Electronics for the year of 2021 is at least USD 3 million (approximately RMB 19.6 million); the second payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2023 if the net income of Fe-da Electronics for the year of 2022 is at least USD 6 million (approximately RMB 39.1 million); and the third payment of USD 8 million (approximately RMB 52.2 million) is due on March 31, 2024 if the net income of Fe-da Electronics for the year of 2023 is at least USD 9 million (approximately RMB 58.7 million).
Number of installments		3
Settlement term		3 years
Target net income		$ 20,000,000
Foreign currency translation adjustment, description	the Company and translated the fair value from USD to RMB using the exchange rate on September 28, 2020 at the rate of USD 1.00 to RMB 6.8252.
VIYI [Member]
Business Combination (Details) [Line Items]
Business acquisition payment						¥ 97,900,000	$ 15,000,000